Organization - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) a ft² games Slot Room Seat Parking_garage_space Option Segment	Nov. 30, 2015	Nov. 23, 2015	Apr. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Organization Disclosure [Line Items]
Number of reportable segments | Segment	2
MGM China [Member]
Organization Disclosure [Line Items]
Percentage ownership interest	51.00%
MGM Cotai [Member]
Organization Disclosure [Line Items]
Expected development and construction cost, excluding capitalized and land related costs | $	$ 3,000
MGM Cotai [Member] | Maximum [Member]
Organization Disclosure [Line Items]
Number of hotel rooms | Room	1,500
Number of gaming tables | games	500
Number of slots | Slot	1,500
MGM Cotai [Member] | Macau [Member]
Organization Disclosure [Line Items]
Area of development site (in acres) | a	18
Mgm National Harbor [Member]
Organization Disclosure [Line Items]
Number of hotel rooms | Room	300
Number of gaming tables | games	160
Number of slots | Slot	3,600
Expected development and construction cost, excluding capitalized and land related costs | $	$ 1,300
Number of seats | Seat	3,000
Area of retail and restaurant space | ft²	93,100
Area of meeting and event space | ft²	50,000
Parking garage space | Parking_garage_space	4,700
MGM Springfield [Member] | Massachusetts [Member]
Organization Disclosure [Line Items]
Area of development site (in acres) | a	14
Number of hotel rooms | Room	250
Number of gaming tables | games	100
Number of slots | Slot	3,000
Expected development and construction cost, excluding capitalized and land related costs | $	$ 865
Area of retail and restaurant space | ft²	100,000
Area of meeting and event space | ft²	44,000
Parking garage space | Parking_garage_space	3,375
Silver Legacy [Member]
Organization Disclosure [Line Items]
Percentage ownership interest	50.00%	50.00%	50.00%
CityCenter Holdings, LLC [Member]
Organization Disclosure [Line Items]
Percentage ownership interest	50.00%			50.00%	50.00%	50.00%
CityCenter Holdings, LLC [Member] | Co-venturer [Member] | Infinity World Development Corp [Member]
Organization Disclosure [Line Items]
Percentage ownership interest	50.00%
Marina District Development Company [Member]
Organization Disclosure [Line Items]
Percentage ownership interest	50.00%					50.00%
Borgata [Member] | Boyd [Member]
Organization Disclosure [Line Items]
Percentage ownership interest	50.00%
Grand Victoria [Member]
Organization Disclosure [Line Items]
Percentage ownership interest	50.00%						50.00%	50.00%
Grand Victoria [Member] | Co-venturer [Member] | Hyatt Gaming [Member]
Organization Disclosure [Line Items]
Percentage ownership interest	50.00%
Las Vegas Arena Company, LLC [Member]
Organization Disclosure [Line Items]
Percentage ownership interest	50.00%
Expected development and construction cost, excluding capitalized and land related costs | $	$ 350
Lease initial term	15 years
Lease renewal term	5 years
Number of renewal options | Option	2
Las Vegas Arena Company, LLC [Member] | Maximum [Member]
Organization Disclosure [Line Items]
Number of seats | Seat	20,000
Las Vegas Arena Company, LLC [Member] | Minimum [Member]
Organization Disclosure [Line Items]
Number of seats | Seat	18,000